Depreciation, Amortization, and Impairment - Schedule of Impairment losses (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($) item	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Disclosure of financial assets [line items]
Subtotal Non-financial assets	$ (10)	$ (91)	$ (814,879)
Total			(814,879)
Number of cash generating units | item	2
Intangible assets other than goodwill [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(38,849)
Intangible assets other than goodwill [member] | Systems [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	$ (31,426)
Intangible assets other than goodwill [member] | Projects [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(3,098)
Intangible assets other than goodwill [member] | Systems And Software [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(4,325)
Intangibles Generated in Business Combinations [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(113,911)
Intangibles Generated in Business Combinations [Member] | Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(113,138)
Intangibles Generated in Business Combinations [Member] | Itau Corbanca Colombia
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(773)
Goodwill from business combinations [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(651,825)
Goodwill from business combinations [member] | Chile [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(412,356)
Goodwill from business combinations [member] | Colombia [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(239,469)
Nonfinancial assets property plant and equipment [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(10)	(91)	(10,294)
Total	$ (10)	$ (91)	(814,879)
Nonfinancial assets property plant and equipment [member] | Fixed assets [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(867)
Nonfinancial assets property plant and equipment [member] | ATM Equipment [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(24)
Non Financial Assets Goodwill and Intangibles [Member] | Improvements Lease Properties [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			$ (9,403)